CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total convertible notes payable	$ 45,000
Opportunity Fund Convertible Debt [Member]
Debt Instrument [Line Items]
Conversion price (in dollars per share)	$ 0.005
Weighted average interest rate	10.00%
Due date	Jan. 14, 2024
Total convertible notes payable	$ 45,000